Net income per ordinary share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	December 31,
	2019	2018	2017
	Number of shares
Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	2,301,993	2,061,909	2,061,909

The common stock equivalents are anti-dilutive because of the loss for the year.